Note 24 - Supplemental Disclosure - Changes in Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance		$ 18,915		$ 92,646
Changes from financing cash flows		6,476		83,509
Lease obligation additions		9,867		1,196
Impact of foreign exchange		455		915
Amount derecognized due to loss of control of the Kumtor Mine		(2,564)
Balance		20,197		18,915
Other				202
Amortization of deferred financing costs				7,465
Lease liabilities [member]
Statement Line Items [Line Items]
Balance		18,915	[1]	22,639
Changes from financing cash flows		6,476	[1]	6,037
Lease obligation additions		9,867	[1]	1,196
Impact of foreign exchange		455	[1]	915
Amount derecognized due to loss of control of the Kumtor Mine	[1]	(2,564)
Balance	[1]	20,197		18,915
Other				202
Long-term borrowings [member]
Statement Line Items [Line Items]
Balance		$ 0		70,007
Changes from financing cash flows				77,472
Impact of foreign exchange				0
Balance				0
Other				0
Amortization of deferred financing costs				$ 7,465

[1]	Current portion of lease obligations included in other current liabilities (note 10). Long-term portion of lease obligations included in other liabilities (note 12).